Annual Fund Operating Expenses - VY Columbia Contrarian Core Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.54%
Waivers and Reimbursements	(0.31%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.23%
Class I
Operating Expenses:
Management Fees	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.04%
Waivers and Reimbursements	(0.31%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.73%
Class R6
Operating Expenses:
Management Fees	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.96%
Waivers and Reimbursements	(0.23%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.73%
Class S
Operating Expenses:
Management Fees	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.29%
Waivers and Reimbursements	(0.31%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.98%
Class S2
Operating Expenses:
Management Fees	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.44%
Waivers and Reimbursements	(0.31%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.13%

[1]	The adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2022. The obligation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive 0.023% of the management fee through May 1, 2022. Termination or modification of these obligations requires approval by the Portfolio’s board.